RELATED PARTY TRANSACTIONS - Disclosure of Transactions Between Related Parties (Details) - CAD ($)	May 31, 2026	May 31, 2025
Disclosure Of Related Party Transactions [Abstract]
Due to key management personnel	$ 18,989	$ 34,668
Due from key management personnel	$ 77,610	$ 77,353